Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Property and equipment, net consisted of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Computer systems and servers	$1,124	$1,083
Test and computer equipment	16,831	16,988
Lab equipment	9,565	9,604
Furniture and fixtures	281	286
Leasehold improvements	3,576	3,637
Total	$31,377	$31,598
Less: Accumulated depreciation	(14,196)	(13,285)
Property and equipment, net	$17,181	$18,313